Summary of Significant Accounting Policies - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 97,420	¥ 113,408
Loss pertaining to finance receivables	52,359	36,926	¥ 50,940
Interest income generated from financing receivables	119,979	141,783	¥ 146,096
Other non-current assets
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 113,079	¥ 73,566
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	5 years